Investments Components of Net Realized Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gross realized gains on security sales
Available-for-sale securities:	$ 327	$ 79	$ 14
Equity securities:	107	33	381
Subtotal gross realized gains on security sales	434	112	395
Gross realized losses on security sales
Available-for-sale securities:	(170)	(520)	(263)
Equity securities:	(16)	(42)	(140)
Subtotal gross realized losses on security sales	(186)	(562)	(403)
Net realized gains (losses) on security sales
Available-for-sale securities:	157	(441)	(249)
Equity securities:	91	(9)	241
Subtotal net realized gains (losses) on security sales	248	(450)	(8)
Other assets
Gain	0	36	22
Net holding period gains (losses)
Hybrid securities	18	25	45
Equity securities	462	654	303
Subtotal net holding period gains (losses)	480	679	348
other-than-temporary Impairment Loss, uncollectible, Available-for-sale	1	1	0
Impairment losses
Other assets	0	0	(9)
Subtotal impairment losses	(1)	(1)	(9)
Total net realized gains (losses) on securities	727	264	353
U.S. government
Gross realized gains on security sales
Available-for-sale securities:	310	64	12
Gross realized losses on security sales
Available-for-sale securities:	(145)	(443)	(64)
Net realized gains (losses) on security sales
Available-for-sale securities:	165	(379)	(52)
State and local government
Gross realized losses on security sales
Available-for-sale securities:	(2)	(1)	0
Net realized gains (losses) on security sales
Available-for-sale securities:	(2)	(1)	0
Corporate and other debt
Gross realized gains on security sales
Available-for-sale securities:	16	13	1
Gross realized losses on security sales
Available-for-sale securities:	(12)	(54)	(86)
Net realized gains (losses) on security sales
Available-for-sale securities:	4	(41)	(85)
Residential mortgage-backed
Gross realized gains on security sales
Available-for-sale securities:	1	1	1
Net realized gains (losses) on security sales
Available-for-sale securities:	1	1	1
Commercial mortgage-backed
Gross realized gains on security sales
Available-for-sale securities:	0	1	0
Gross realized losses on security sales
Available-for-sale securities:	(11)	(22)	(107)
Net realized gains (losses) on security sales
Available-for-sale securities:	(11)	(21)	(107)
Other asset-backed
Gross realized losses on security sales
Available-for-sale securities:	0	0	(6)
Net realized gains (losses) on security sales
Available-for-sale securities:	0	0	(6)
Nonredeemable preferred stocks
Gross realized gains on security sales
Equity securities:	3	0	0
Gross realized losses on security sales
Equity securities:	(6)	(18)	(118)
Net realized gains (losses) on security sales
Equity securities:	(3)	(18)	(118)
Common equities
Gross realized gains on security sales
Equity securities:	104	33	381
Gross realized losses on security sales
Equity securities:	(10)	(24)	(22)
Net realized gains (losses) on security sales
Equity securities:	$ 94	$ 9	$ 359